UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2003

Check here if amendment |_|: Amendment Number: ___

This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

Form 13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Winthrop Knowlton
Title:  Chairman
Phone:  (212) 764-3602

Signature, Place and Date of Signing:

/s/ Winthrop Knowlton        New York, New York           October 30, 2003
---------------------        ------------------           ----------------
(Signature)                  (City, State)                (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name


------------------------------      ------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3
Form 13F Information Table Entry Total:     75
Form 13F Information Table Value Total:     $134,199
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-5342                    Knowlton, Christopher
2        28-5344                    Knowlton, Winthrop
3        28-2649                    Lee, Dwight E.

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------  ---------------  --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
Alloy Online                    COM               19855105     4610   823200             X       1, 2                  X

Altera                          COM               21441100     1795    94844             X       1, 2                  X

Altera                          COM               21441100      327    17300             X       1, 2, 3               X

Amgen                           COM              00130H105     1008    15624             X       1, 2                  X

Amgen                           COM              00130H105      512     7935             X       1, 2, 3               X

AMN Healthcare Services         COM              001744101     2885   177660             X       1, 2                  X

American Healthways             COM              02649V104     6996   166930             X       1, 2                  X

American Healthways             COM              02649V104     1144    27300             X       1, 2, 3               X

Biogen                          COM               90597105      313     8200             X       1, 2                  X

Biolase Technology              COM               90911108     5115   448315             X       1, 2                  X

Biosite Diagnostic              COM               90945106       96     3400             X       1, 2, 3               X

Celgene                         COM              151020104     1196    27620             X       1, 2                  X

Celgene                         COM              151020104      624    14400             X       1, 2, 3               X

Cell Genesys                    COM              150921104      385    30600             X       1, 2                  X

Cephalon                        COM              156708109      285     6200             X       1, 2                  X

Cephalon                        COM              156708109      220     4800             X       1, 2, 3               X

Charles River Labs              COM              159864107      258     8400             X       1, 2                  X

Charles River Labs              COM              159864107      387    12600             X       1, 2, 3               X

Cognex Corp.                    COM              192422103     2867   109101             X       1, 2                  X

Cognex Corp.                    COM              192422103      342    13000             X       1, 2, 3               X

Durect Corp.                    COM              266605104      426   132600             X       1, 2                  X

Durect Corp.                    COM              266605104      281    87500             X       1, 2, 3               X

Eclipsys                        COM              278856109     4489   278815             X       1, 2                  X

Eclipsys                        COM              278856109      581    36100             X       1, 2, 3               X

Electronics for Imaging         COM              286082102     1830    78439             X       1, 2                  X

E-Trade Group                   COM              269246104      348    37622             X       1, 2, 3               X

Exult                           COM              302284104     3770   468954             X       1, 2                  X

Exult                           COM              302284104     1227   152600             X       1, 2, 3               X

Flextronics                     COM              Y2573F102     8576   603126             X       1, 2                  X

Flextronics                     COM              Y2573F102     1357    95400             X       1, 2, 3               X

Gentex                          COM              371901109     1741    49989             X       1, 2                  X

Harris & Harris Group           COM              413833104      221    29000             X       1, 2                  X

Hollis Eden                     COM              435902101    13432   554118             X       1, 2                  X

ICOS Corp.                      COM              449295104      211     5500             X       1, 2                  X

ICOS Corp.                      COM              449295104      253     6600             X       1, 2, 3               X

IDX Systems                     COM              449491109     1881    81350             X       1, 2,                 X

IDX Systems                     COM              449491109      432    18700             X       1, 2, 3               X

Impath                          COM              45255G101      167   128782             X       1, 2                  X

IMS Health                      COM              449934108     1977    93704             X       1, 2                  X

Intersil Corp.                  COM              46069S109      355    14900             X       1, 2, 3               X

Intuitive Surgical              COM              46120E107      292    17500             X       1, 2                  X

Jabil Circuit                   COM              466313103     4290   164696             X       1, 2                  X

Jabil Circuit                   COM              466313103      859    32962             X       1, 2, 3               X

Jupitermedia                    COM              48207D101     3109   681900             X       1, 2                  X

Jupitermedia                    COM              48207D101     1254   275000             X       1, 2, 3               X

Learning Tree Intl Inc          COM              522015106     1150    68600             X       1, 2                  X

Lexar Media                     COM              52886P104      421    24700             X       1, 2, 3               X

Liberty Media                   COM              530718105      542    54413             X       1, 2, 3               X

Martek Biosciences              COM              572901106     3980    75627             X       1, 2                  X

Martek Biosciences              COM               572901106     732    13900             X       1, 2, 3               X

Maxim Pharmaceuticals           COM               57772M107     333    52300             X       1, 2                  X

Network Associates              COM              649938106     1965   142805             X       1, 2                  X

Network Associates              COM              649938106      584    42463             X       1, 2, 3               X

Pec Solutions                   COM              705107100      186    12600             X       1, 2, 3               X

Pinnacle Systems                COM              723481107     2772   331198             X       1, 2                  X

Pinnacle Systems                COM              723481107      319    38100             X       1, 2, 3               X

Polycom                         COM              73172K104     4306   259269             X       1, 2                  X

Polycom                         COM              73172K104      608    36600             X       1, 2, 3               X

QRS                             COM              74726X105     1581   186401             X       1, 2                  X

Solectron                       COM              834182107     2688   459468             X       1, 2                  X

Solectron                       COM              834182107      630   107700             X       1, 2, 3               X

SYMYX Technologies              COM              87155S108      463    21500             X       1, 2                  X

Synopsys                        COM              871607107     2221    71860             X       1, 2                  X

Synopsys                        COM              871607107      478    15474             X       1, 2, 3               X

Thoratec                        COM              885175307     9434   555279             X       1, 2                  X

Thoratec                        COM              885175307      886    52130             X       1, 2, 3               X

TRC Cos                         COM              872625108     6339   385140             X       1, 2                  X

TRC Cos                         COM              872625108      917    55697             X       1, 2, 3               X

Tiffany & Co.                   COM              886547108      246     6600             X       1, 2, 3               X

Varian Medical Systems          COM              92220P105      797    13860             X       1, 2                  X

Verisign                        COM              92343E102      254    18900             X       1, 2, 3               X

Websense                        COM              947684106     3272   153063             X       1, 2                  X

Websense                        COM              947684106      530    24800             X       1, 2, 3               X

Xilinx Inc.                     COM              983919101      506    17781             X       1, 2                  X

Xilinx Inc.                     COM              983919101      335    11800             X       1, 2, 3               X

TOTAL                                                        134199